Net income per ordinary share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Net income per ordinary share
Summary of Reconciliation of Basic and Diluted Earnings Per Share

	For the three months ended March 31,
	2022		2023
	RMB		RMB
Numerator:
Net income attributable to the Company	7,824		17,875
Denominator:
Weighted average number of ordinary shares (for basic calculation)	376,970,454		393,958,225
Effect of dilutive share-based awards.	—	(i)	18,352,391	(ii)
Weighted average number of ordinary shares and dilutive potential ordinary shares outstanding (for diluted calculation).	376,970,454		412,310,616
Basic net income per ordinary share (in RMB)	0.02		0.05
Diluted net income per ordinary share (in RMB)	0.02		0.04
(i)	For the three months ended March 31, 2022, 17,740,297 share options were excluded from the calculation of diluted net income per ordinary share as their vesting is contingent upon the satisfaction of a performance condition (i.e. completion of a Qualified IPO), which is not considered probable until the event occurs.
(ii)	For the three months ended March 31, 2023, 16,637 share options were excluded from the calculation of diluted net income per ordinary share as their effects would have been anti-dilutive.

	Years ended December 31,
	2020		2021		2022
	RMB ‘000		RMB ‘000		RMB ‘000
Numerator:
Net income attributable to the Company	42,051		145,054		98,099
Accretion to the redemption value of redeemable Class A ordinary shares(i)	(52,881)		(15,115)		—
Net (loss) income available to ordinary shares	(10,830)		129,939		98,099
Denominator:
Weighted average number of ordinary shares (for basic calculation)	171,589,918		323,163,367	(iii)	379,321,522
Effect of dilutive share-based awards(iv)	—		—		2,277,167
Weighted average number of ordinary shares and dilutive potential ordinary shares outstanding (for diluted calculation)	171,589,918	(ii)	323,163,367		381,598,689
Basic net (loss) income per ordinary share (in RMB)	(0.06)		0.40		0.26
Diluted net (loss) income per ordinary share (in RMB)	(0.06)		0.40		0.26
(i)	Represent the accretion to the redemption value of Series C shares of Atour Shanghai prior to the termination of the preference rights of certain shareholders on April 8, 2021 (see Note 12).
(ii)	For the year ended December 31, 2020, Series A, B and C shares of Atour Shanghai prior to Restructuring were excluded from the calculation of diluted income per ordinary share as their inclusion would have been anti-dilutive.
(iii)	For the year ended December 31, 2021, 214,203,200 ordinary shares were included in the denominator in the calculation of basic income per ordinary share to give the effect of the termination of preference rights on April 8, 2021.
(iv)	For the years ended December 31, 2020 and 2021, 11,663,920 and 17,740,297 share options were excluded from the calculation of diluted net income per ordinary share, respectively, as their vesting is contingent upon the satisfaction of a performance condition (i.e. completion of a Qualified IPO), which is not considered probable until the event occurs. For the year ended December 31, 2022, 660,000 share options were excluded from the calculation of diluted net income per ordinary share as their effects would have been anti-dilutive.